                              MFS(R) UTILITIES FUND

           Supplement dated March 1, 1999 (as revised October 1, 1999)
                           to the Current Prospectus



     This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated March 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

     You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1998

                                             1 Year   5 Years     Life*
                                             ------   -------     -----
      Class I shares                         18.06%    18.73%    18.16%
      Standard & Poor's Utility Index**+     14.77%    13.90%    14.85%
      Average utilities fund+                18.17%    13.37%    14.78%
-----------------
* For the period from the commencement of the fund's investment operations on February 14, 1992, through December 31, 1998.
+    Source: Lipper Analytical Services, Inc.
** The Standard & Poor's Utilities Index is an unmanaged index representing the capitalization-weighted performance of approximately 43 of the largest utility companies listed on the New York Stock Exchange.

     The fund commenced investment operations on February 14, 1992, with the offering of class A shares and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load).

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets)

         Management Fees................................         0.60%
         Distribution and Service (12b-1) Fees..........         0.00%
         Other Expenses(1)..............................         0.30%
                                                                 -----
         Total Annual Fund Operating Expenses...........         0.90%
         Fee Waiver(2)..................................        (0.10)%
                                                                -------
         Net Expense.....................................        0.80%
-----------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund.

(2) The Adviser has voluntarily reduced the management fee to 0.50% of the fund's average daily net assets for an indefinite period of time.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in other mutual funds. Class I expenses are as follows:

           Share Class     Year 1       Year 3        Year 5        Year 10
           -----------     ------       ------        ------        -------

         Class I shares      $82         $255          $444          $990

3.   DESCRIPTIONS OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               purchases shares directly through MFD (rather than through a third party broker or dealer or other financial adviser);

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

               invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

         MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

     The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I Shares
                                                                            Year Ended             Period Ended
                                                                         October 31, 1998        October 31, 1997*
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                       $ 10.39                   $8.90
                                                                            -------                   -----
Income from investment operations# -
    Net investment incomess.                                                $  0.30                  $ 0.29
    Net realized and unrealized gain on investments and foreign currency       1.80                    1.48
                                                                            -------                  ------
       Total from investment operations                                     $  2.10                  $ 1.77
                                                                            -------                  ------
Less distributions declared to shareholders -
    From net investment income                                              $ (0.29)                 $(0.28)
    From net realized gain on investments and foreign currency
       transactions                                                           (1.39)                     --
    In excess of net investment income                                        (0.03)                     --
                                                                            --------                 ------
       Total distributions declared to shareholders                         $ (1.71)                 $(0.28)
                                                                            --------                 -------
Net asset value - end of period                                             $ 10.78                  $10.39
Total return                                                                  22.52%                  20.15%++
Ratios (to average net assets)/Supplemental datass. -
Expenses##                                                                     0.80%                   0.86%+
Net investment income                                                          2.84%                   3.39%+
Portfolio turnover                                                              124%                    153%
Net assets at end of period (000 omitted)                                     $1,145                   $725

-----------------
* For the period from the inception of Class I, January 2, 1997, through October 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.
ss. The investment advisor voluntarily waived a portion of its management fee for the periods indicated. If the fee had not been waived, the net investment income per share and the ratios would have been:

         Net investment income                                              $0.29                   $0.27
         Ratios (to average net assets):
             Expenses##                                                      0.90%                   1.05%+
             Net investment income                                           2.74%                   3.20%+

   The date of this Supplement is March 1, 1999 (as revised October 1, 1999).

                             MFS GLOBAL EQUITY FUND

           Supplement dated March 1, 1999 (as revised October 1, 1999)
                           to the Current Prospectus

     This Supplement describes the fund's Class I Shares, and it supplements certain information in the fund's Prospectus dated March 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

     You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

                               RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1998

                                                            1 Year         5 Years        10 Years
                                                             ------        -------        --------
     Class I shares                                          17.65%         13.13%          12.22%
     Standard & Poor's 500 Composite Index**                 28.72%         24.09%          19.22%
     Morgan Stanley Capital International World Index***     24.80%         16.19%          11.21%
     Average global fund                                     14.34%         11.98%          11.23%

-----------------
     Source: Lipper Analytical Services, Inc.
     Source: CDA/Wiesenberger
** The Standard & Poor's 500 Composite Index is a market capitalization weighted price index composed of 500 widely held common stocks.
*** The Morgan Stanley Capital International (MSCI) World Index is an unmanaged market-capitalization-weighted total return index which measures the performance of 23 developed-country global stock market, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

     The fund commenced investment operations on December 29, 1986, with the offering of class B shares and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class B shares for periods prior to the offering of class I shares. This blended performance has not been adjusted to take into account differences a class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period. This blended class I share performance has been adjusted to reflect that class I shares have no CDSC.

                                 EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

     Annual Fund Operating Expenses (expenses that are deducted from fund assets)

         Management Fees..................................       1.00%
         Distribution and Service (12b-1) Fees............       0.00%
         Other Expenses1..................................       0.35%
                                                                 -----
         Total Annual Fund Operating Expenses.............       1.35%
-----------------
1 The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and therefore do not represent the actual expenses of the fund.

     Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Class I expenses are as follows:

          Share Class      Year 1      Year 3     Year 5    Year 10
          -----------      ------      ------     ------    -------

         Class I shares     $137        $428       $739     $1,624

                          DESCRIPTIONS OF SHARE CLASSES

     The "Description of Share Classes" is supplemented as follows:

     If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

     The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

               -purchases shares directly through MFD (rather than through a third party broker or dealer or other financial adviser);
               -has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and -invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

     MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

     In no event will the fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of class I shares. The payment of any such sales commission or compensation would, under the fund's policies, disqualify the purchaser as an eligible investor in class I shares.

                   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

     You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

                              FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I Shares

                                                                           Year Ended              Period Ended
                                                                         September 30, 1998      October 31, 1997*
                                                                         ------------------      -----------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                         $ 20.14                  $ 17.57
                                                                              --------                 --------
Income from Investment Operations#
    Net investment income                                                     $   0.11                 $  0.13
    Net realized and unrealized gain on investments and foreign
       currency transactions                                                      1.37                     2.44
                                                                              --------                 --------
          Total from investment operations                                    $   1.48                 $   2.57
                                                                              --------                 --------
Less distributions declared to shareholders
    From net investment income                                                $  (0.16)                $    --
    From net realized gain on investments and foreign currency
       transactions                                                              (1.04)                $    --
                                                                              ---------                --------
          Total distributions declared to shareholders                        $  (1.20)                $    --
                                                                              ---------                --------
Net asset value - end of period                                               $  20.42                 $  20.14
Total return                                                                      7.78%                   14.63%++
Ratios (to average net assets)/Supplemental data:
    Expenses##                                                                    1.35%                    1.38%+
    Net investment income                                                         0.51%                    0.77%+
Portfolio turnover                                                                  64%                     65%
Net assets at end of period (000 omitted)                                         $599                    $472

-----------------
* For the period from the inception of Class I, January 2, 1997, through October 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.

   The date of this Supplement is March 1, 1999 (as revised October 1, 1999).